Offsets	Nov. 09, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Westwater Resources, Inc
Form or Filing Type	S-1
File Number	333-281980
Initial Filing Date	Sep. 06, 2024
Fee Offset Claimed	$ 386.37
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	4,938,991
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,617,665.23
Termination / Withdrawal Statement	The Registrant previously registered 11,668,189 shares of Common Stock for resale under its Registration Statement on Form S-1 (File No. 333-281980), initially filed with the Securities and Exchange Commission on September 6, 2024 and declared effective on October 11, 2024 (the "Prior Registration Statement"), and paid a registration fee of $912.78 in connection therewith. Of such shares, 4,938,991 shares, having an aggregate offering price of $2,617,665.23 (based on the proposed maximum offering price of $0.53 per share used to calculate the registration fee for the Prior Registration Statement), were not issued under the purchase agreement, dated August 30, 2024, between the Registrant and the selling stockholder and remain unsold (the "Unsold Securities"). The Registrant has terminated the offering that included the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the registration fee due under this registration statement by $386.37, which represents the portion of the registration fee previously paid with respect to the Unsold Securities (calculated at the fee rate in effect on the initial filing date of the Prior Registration Statement).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Westwater Resources, Inc
Form or Filing Type	S-1
File Number	333-281980
Filing Date	Sep. 06, 2024
Fee Paid with Fee Offset Source	$ 386.37